Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Summary of Accounts Receivable, Net
Accounts receivable, net, consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	135,678	166,612	23,466
Less: doubtful accounts/expected credit losses provision	(115,380)	(131,826)	(18,567)

Accounts receivable, net	20,298	34,786	4,899

Summary of Movements in Allowance for Doubtful Accounts
The movement in the expected credit losses was:

	For the year ended December 31,
	2023
	RMB	US$
Beginning balance prior to ASC 326	(115,380)	(16,251)
Adoption of ASC Topic 326	(1,153)	(162)

Balance at beginning of the year	(116,533)	(16,413)
Current period provision	(16,170)	(2,278)
Reversal	1,773	250
Provision converted from unbilled revenue (Note 7)	(1,269)	(179)
Acquisition of non-controlling interests	390	55
Foreign currency translation	(17)	(2)

Balance at the end of the year	(131,826)	(18,567)

The movements in the allowance for doubtful accounts were:

	For the year ended December 31,
	2021	2022
	RMB	RMB
Balance at beginning of the year	(10,051)	(69,417)
Current period provision	(59,367)	(46,098)
Reversal	20	53
Foreign currency translation	(19)	82

Balance at the end of the year	(69,417)	(115,380)